Lease Liabilities - Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 9.6
2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3.3
2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.9
2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.3
2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	4.9
Transportation [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.8
Transportation [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.8
Transportation [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | 2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | 2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2.4
Vehicles [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.4
Vehicles [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.8
Vehicles [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.2
Vehicles [member] | 2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | 2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5.4
Surface [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2026 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2027 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 4.9